Consolidated statement of comprehensive income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Statement of comprehensive income [abstract]
Net income		$ 1,430	$ 1,688	$ 1,666	$ 3,550	$ 5,058
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		(1,205)	784	(136)	(1,431)	1,352
Net gains (losses) on hedges of investments in foreign operations		676	(431)	81	788	(780)
Other comprehensive income, net of tax, exchange differences on translation		(529)	353	(55)	(643)	572
Net change in debt securities measured at FVOCI
Net gains (losses) on securities measured at FVOCI		83	134	(104)	346	(677)
Net (gains) losses reclassified to net income		(20)	(25)	(5)	(52)	(30)
Other comprehensive income, net of tax, debt securities		63	109	(109)	294	(707)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		(686)	105	(121)	(5)	(863)
Net (gains) losses reclassified to net income		165	(107)	248	(315)	502
Other comprehensive income, net of tax, cash flow hedges		(521)	(2)	127	(320)	(361)
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		18	(69)	(32)	(145)	396
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		(45)	7	75	(186)	222
Net gains (losses) on equity securities designated at FVOCI		6	7	(84)	19	(30)
OCI, net of income tax, that will not be reclassified to profit or loss, net of tax		(21)	(55)	(41)	(312)	588
Total OCI	[1]	(1,008)	405	(78)	(981)	92
Comprehensive income		422	2,093	1,588	2,569	5,150
Comprehensive income attributable to non-controlling interests		10	11	6	30	16
Preferred shareholders and other equity instrument holders		66	67	46	205	134
Common shareholders		346	2,015	1,536	2,334	5,000
Comprehensive income attributable to equity shareholders		412	2,082	1,582	2,539	5,134
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations		39	(28)	5	46	(45)
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations		(56)	32	(5)	(67)	49
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income		(17)	4	0	(21)	4
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on securities measured at FVOCI		(34)	(29)	12	(97)	145
Income tax (expense) benefit, Net (gains) losses reclassified to net income		7	10	2	20	11
Income tax (expense) benefit relating to debt securities of other comprehensive income		(27)	(19)	14	(77)	156
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges		264	(21)	43	22	308
Income tax (expense) benefit, Net (gains) losses reclassified to net income		(63)	33	(88)	113	(179)
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		201	12	(45)	135	129
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans		(7)	10	12	39	(141)
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk		17	(6)	(27)	68	(79)
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI		(2)	(3)	28	(6)	7
Income tax (expense) benefit, Net gains (losses) not subject to subsequent reclassification to net income		8	1	13	101	(213)
Income tax (expense) benefit relating to components of other comprehensive income		$ 165	$ (2)	$ (18)	$ 138	$ 76

[1]	Includes $6 million of losses for the quarter ended July 31, 2023 (April 30, 2023: $40 million of gains; July 31, 2022: $43 million of losses) and $55 million of gains for the nine months ended July 31, 2023 (July 31, 2022: $170 million of losses), relating to our investments in equity-accounted associates and joint ventures.